Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues:
License revenue—related party	$ 2,826	$ 6,417
Operating expenses:
Research and development	32,841	29,379
General and administrative	18,159	6,743
Total operating expenses	51,000	36,122
Loss from operations	(48,174)	(29,705)
Other income/(expense):
Interest income	4,764	1,145
(Loss)/gain on currency exchange, net	(85)	136
Other expense	(60)	(52)
Total other income	4,619	1,229
Net loss	$ (43,555)	$ (28,476)
Net loss per share attributable to common stockholders, basic	$ (8.45)	$ (32.57)
Net loss per share attributable to common stockholders, diluted	$ (8.45)	$ (32.57)
Weighted-average number of share of common stock outstanding, used in computing net loss per share of commonstock, basic	5,153,423	874,234
Weighted-average number of share of common stock outstanding, used in computing net loss per share of commonstock, diluted	5,153,423	874,234
Comprehensive loss:
Net loss	$ (43,555)	$ (28,476)
Other comprehensive income/(loss):
Change in unrealized gains/(losses) related to available-for-sale debt securities	208	(161)
Total other comprehensive income/(loss)	208	(161)
Total comprehensive loss	$ (43,347)	$ (28,637)